Prospectus supplement dated September 28, 2020
to the following prospectus(es):
Nationwide YourLife Accumulation VUL - NLAIC, Marathon Performance VUL, Marathon VUL Ultra, Nationwide YourLife Protection VUL - NLAIC, Nationwide YourLife Survivorship VUL, Nationwide Protector IVUL, Nationwide Accumulator IVUL, BOA FPVUL, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Nationwide Innovator Corporate VUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Protection VUL - New York, BOA Next Generation II FPVUL, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, and NLIC Options Premier prospectuses dated May 1, 2020
Future Executive VUL and Next Generation Corporate VUL prospectuses dated May 1, 2019
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection Survivorship, and Marathon VUL (NLAIC) prospectuses dated May 1, 2009
BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), Nationwide Options Select AO, Survivor Options Premier (NLAIC), and Options Premier (NLAIC) prospectuses dated May 1, 2008
BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, and Multi-Flex FPVUL prospectuses dated May 1, 2002
Survivor Options VL (NLAIC) prospectus dated May 1, 2000
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
At a meeting on September 15, 2020, the Board of Trustees of Nationwide Variable Insurance Trust approved the termination of WEDGE Capital L.L.P. ("WEDGE"), as a subadviser to the Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid-Cap Value Fund (the "Fund").
Effective on or about November 2, 2020 (the "Effective Date"), WEDGE will no longer serve as a subadviser to the Fund. American Century Investment Management, Inc. and Thompson, Siegel & Walmsley, LLC will continue to serve as the subadvisers to the Fund.
PROS-2020-228
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